Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 26, 2018
Registrant Name	dei_EntityRegistrantName	MSS Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001368578
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nnaix
Document Creation Date	dei_DocumentCreationDate	Aug. 14, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jul. 26, 2018
Prospectus Date	rr_ProspectusDate	Jul. 26, 2018
AINN Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital gains.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed) (imposed only if redemption occurs within 90 days of initial purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	$ 20
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.05%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs such as commissions when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a portfolio turnover to report.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 311
3 Years	rr_ExpenseExampleYear03	$ 803
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in exchange-traded funds ("ETFs") that each invest primarily in common stocks (“Long ETFs”). The adviser selects ETFs without restriction as to, capitalization or currency of the common stock issuers held by each ETF. The adviser selects ETFs that it believes have above-average liquidity and historical performance.

When the adviser believes market conditions are favorable, the Fund invests in ETFs that invest primarily in large cap companies (those with a market capitalization of at least $10 billion) and invests its remaining assets in ETFs that invest primarily in mid-cap companies (over $4 billion to less than $10 billion) and small-cap companies ($1 to $4 billion). Up to 30% of the Fund’s investments may be in foreign developed and emerging markets and may be focused on one or more countries. ETFs may be sector-based and may also be leveraged. A leveraged ETF is designed to produce daily returns, before the effect of fees and expenses, that are a multiple of the daily returns of a reference index The adviser will limit the Fund’s use of leveraged ETFs so that the Fund’s exposure to the market does not exceed 120% of its net assets. The adviser selects individual common stocks, including sponsored American Depository Receipts ("ADRs"), when it believes they offer higher returns than an ETF.

When the adviser believes market conditions are unfavorable, it will allocate a significant portion of Fund assets to cash equivalents or to inverse ETFs. An inverse ETF is designed to produce daily returns, before the effect of fees and expenses, that are the opposite of the daily returns of a reference index. The Fund will not invest in Inverse ETFs that employ leverage. The adviser will only invest in inverse ETFs if i has sold all of the Fund’s Long ETFs and will limit the Fund’s use of inverse ETFs so that the Fund’s inverse exposure to the market does not exceed 40% of its net assets.

The adviser allocates assets among economic sectors, capitalization categories and countries using its quantitative and factor based strategy. The primary factors used are momentum, price trend, trading volume, and directional movement. This technology is intended to evaluate volatility and enhance risk mitigation. The adviser's strategy also includes, as inputs, more traditional techniques such as technical analysis and macro-economic analysis. Technical analysis is the study of an index's or a security's past prices and trading volumes for the purpose of forecasting price trends. Macroeconomic analysis focuses on economic indicators, business cycles, wars, and industry/sector trends to generate an investment outlook.

The adviser sells ETFs and common stocks using outputs from its system to identify when a price target is reached, expected returns decline or to replace an ETF or common stock with one with a higher expected return or lower expected volatility. The adviser reduces cash equivalents and inverse ETF positions when it believes overall market conditions have become favorable. The adviser expects to engage in frequent buying and selling of portfolio securities to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Common Stock Risk. Common stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Risk. The ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are also subject to the following additional risks: (i) the ETF's market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be illiquid or even halted under certain circumstances.

Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund's gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. Leveraged ETFs are particularly impacted by volatility and can perform in the opposite the direction in which they are designed for.

Inverse ETF Risk. Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed. Inverse ETFs are designed to rise in price when stock prices are falling. Accordingly, leveraged funds are particularly impacted by volatility and can move in the opposite direction than the direction that they are designed to move. Inverse ETFs may experience negative returns if the index is flat or if it falls.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions. These risks are more pronounced in emerging markets.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies or may fail to attract sufficient assets.

Management Risk. The adviser's dependence on its strategy and judgments about the securities in which the Fund invests may prove to be incorrect and may not produce the desired results. In addition, the adviser has not previously managed a mutual fund.

Market Risk. Overall stock market risk, including volatility, may affect the value of individual instruments in which the Fund invests. Factors such as domestic and global economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Smaller Company Stock Risk. The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may increase the taxes paid by Fund shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have performance information to report.

[1]	Other Expenses are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are estimated for the current fiscal year. These are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The adviser has contractually agreed to reduce its management fee by 0.25% until July 31, 2019. This agreement may be terminated prior to July 31, 2019 only with the consent of the Trust's Board of Trustees.